Segment Information - Schedule of Total Assets by Segments (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Segment assets
Total segment assets	$ 273,976	$ 246,728
Auto eInsurance service [Member]
Segment assets
Total segment assets	69,203	56,769
Technology service [Member]
Segment assets
Total segment assets	31,716	39,391
Auto service [Member]
Segment assets
Total segment assets	170,589	148,630
Others [Member]
Segment assets
Total segment assets	$ 2,468	$ 1,938